Related Party Transactions (Details Narrative) (USD $)	12 Months Ended		93 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Related Party Transactions Details Narrative
Consulting fees to director	$ 129,231	$ 0	$ 417,231
Accounts payble	$ 216,000	$ 288,000	$ 216,000